NET LOSS PER SHARE - Anti-Dilutive Securities (FY) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Shares unvested and subject to exercise of stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	120,431	4,154,898	144,517	4,628,311
Shares subject to outstanding common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,945,020	2,515,944		2,174,126
Shares subject to convertible notes stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	695,261	0	816,667	0
Shares subject to warrants stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	16,586,980	0	16,586,980	0
Shares subject to contingent earn out
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	10,500,000	0	10,500,000	0
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,314,000	0	725,000	0